Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 38.1%
FHLMC — 5.2%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 5/1/42	3,473,869	$2,981,396
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42- 1/1/52	1,645,604	1,425,691
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47- 11/1/52	699,827	680,320
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/52	1,124,245	996,297
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53- 4/1/53	520,088	517,131
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	2/1/53- 2/1/54	234,817	243,803
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	4/1/53- 8/1/53	612,678	617,094
Total FHLMC				7,461,732
FNMA — 25.1%
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 8/1/42	5,235,674	4,514,422
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 3/1/52	2,586,680	2,266,106
Federal National Mortgage Association (FNMA)	1.500%	2/1/42- 3/1/42	464,522	385,176
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 5/1/51	2,072,286	1,866,403
Federal National Mortgage Association (FNMA)	4.000%	4/1/44	249,819	240,865
Federal National Mortgage Association (FNMA)	4.500%	7/1/49- 8/1/58	624,710	606,417
Federal National Mortgage Association (FNMA)	5.000%	6/1/52- 7/1/52	709,728	704,932
Federal National Mortgage Association (FNMA)	6.000%	3/1/54	270,307	277,041
Federal National Mortgage Association (FNMA)	5.500%	6/1/54	96,130	97,313
Federal National Mortgage Association (FNMA)	2.000%	3/1/55	300,000	240,036 (a)
Federal National Mortgage Association (FNMA)	3.000%	3/1/55	15,100,000	13,155,875 (a)
Federal National Mortgage Association (FNMA)	3.500%	3/1/55	100,000	90,717 (a)
Federal National Mortgage Association (FNMA)	5.000%	3/1/55	3,700,000	3,640,191 (a)
Federal National Mortgage Association (FNMA)	5.500%	3/1/55	1,300,000	1,301,824 (a)
Federal National Mortgage Association (FNMA)	6.000%	3/1/55	2,400,000	2,439,584 (a)
Federal National Mortgage Association (FNMA)	6.500%	3/1/55	1,800,000	1,854,450 (a)
Federal National Mortgage Association (FNMA)	4.500%	4/1/55	2,200,000	2,117,152 (a)
Total FNMA				35,798,504
GNMA — 7.8%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	203,042	184,642
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,702	24,463
Government National Mortgage Association (GNMA)	3.500%	5/15/50	34,240	31,452
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 9/20/52	1,093,450	1,064,377
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	3/20/48- 5/20/52	731,876	$693,806
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 1/20/53	308,480	308,150
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	82,848	76,097
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	218,633	191,936
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 10/20/51	697,662	593,385
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	697,026	718,004
Government National Mortgage Association (GNMA) II	5.000%	3/20/55	1,400,000	1,382,667 (a)
Government National Mortgage Association (GNMA) II	5.500%	3/20/55	3,000,000	3,007,852 (a)
Government National Mortgage Association (GNMA) II	6.500%	3/20/55	2,800,000	2,857,094 (a)
Total GNMA				11,133,925

Total Mortgage-Backed Securities (Cost — $54,206,788)				54,394,161
Corporate Bonds & Notes — 16.2%
Communication Services — 2.8%
Entertainment — 0.5%
Netflix Inc., Senior Notes	3.875%	11/15/29	690,000 EUR	747,608 (b)
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,080,000	906,066 (c)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	50,000	45,758
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	375,000	309,407
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000	357,933 (c)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	284,455 (c)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,976
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	320,000	338,799
Total Media				2,252,394
Wireless Telecommunication Services — 0.7%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	600,000	515,596 (c)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	498,967 (c)
Total Wireless Telecommunication Services				1,014,563

Total Communication Services				4,014,565
Consumer Discretionary — 3.1%
Automobiles — 0.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	110,000	91,859
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	207,937
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	297,307
General Motors Co., Senior Notes	5.600%	10/15/32	70,000	70,644
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	380,000	375,510 (c)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	97,484 (c)
Total Automobiles				1,140,741
Broadline Retail — 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	310,000	265,868 (c)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp., Senior Notes	6.125%	2/15/33	200,000	$201,541 (c)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	340,000	321,195
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	380,000	403,337 (c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	340,000	340,028
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	473,088
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	592,538
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	299,190
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	174,550
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	126,382 (c)
Total Hotels, Restaurants & Leisure				2,931,849

Total Consumer Discretionary				4,338,458
Energy — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	170,000	160,107
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	70,000	61,764
Continental Resources Inc., Senior Notes	2.268%	11/15/26	100,000	95,679 (c)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	270,000	274,107 (c)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	226,136
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	26,039
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,112
Devon Energy Corp., Senior Notes	4.500%	1/15/30	60,000	58,836
Devon Energy Corp., Senior Notes	5.600%	7/15/41	95,000	90,287
Devon Energy Corp., Senior Notes	4.750%	5/15/42	130,000	111,134
Ecopetrol SA, Senior Notes	5.875%	5/28/45	430,000	310,339
Energy Transfer LP, Senior Notes	5.000%	5/15/50	80,000	69,848
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	130,000	127,731 (d)
EQT Corp., Senior Notes	3.900%	10/1/27	150,000	147,480
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	330,000	312,332 (c)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	68,522 (c)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	230,000	236,445 (c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	220,000	198,859
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	660,000	629,067
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	50,000	45,627
YPF SA, Senior Secured Notes	9.000%	2/12/26	179,215	182,926 (c)

Total Energy				3,459,377
Financials — 3.0%
Banks — 2.0%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	197,875 (d)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	310,000	298,417 (d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	30,000	26,357 (d)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	530,000	466,671 (c)(d)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	600,000 EUR	$627,094 (b)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	620,000	633,826 (c)(d)(e)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	320,000	317,768 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	200,000 GBP	262,839 (d)(e)
Total Banks				2,830,847
Capital Markets — 0.8%
Credit Suisse AG AT1 Claim	—	—	1,680,000	0 *(f)(g)(h)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	250,000	250,527 (c)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	230,000	230,677 (c)(d)(e)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	690,000	616,890 (c)(d)
Total Capital Markets				1,098,094
Financial Services — 0.0%††
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	50,000	50,230 (c)
Insurance — 0.2%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	340,000	352,855

Total Financials				4,332,026
Health Care — 1.5%
Health Care Providers & Services — 0.7%
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	25,350	25,651
Dignity Health, Secured Notes	5.267%	11/1/64	470,000	440,033
Humana Inc., Senior Notes	8.150%	6/15/38	380,000	457,702
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	42,754 (c)
Total Health Care Providers & Services				966,140
Pharmaceuticals — 0.8%
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	716,919
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	500,000	484,057
Total Pharmaceuticals				1,200,976

Total Health Care				2,167,116
Industrials — 1.6%
Aerospace & Defense — 0.2%
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	250,000	258,099 (c)
Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	70,000	71,059 (c)
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	110,000	115,980 (c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	85,500	85,341 (c)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	339,300 *(c)(i)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	560,000	540,281 (c)
Total Passenger Airlines				1,080,902
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	870,000	$870,641 (c)

Total Industrials				2,280,701
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology Inc., Senior Notes	5.300%	1/15/31	250,000	253,478

Materials — 0.6%
Chemicals — 0.2%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	410,000	355,826 (b)
Metals & Mining — 0.4%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	284,778 (c)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	260,000	247,987
Total Metals & Mining				532,765

Total Materials				888,591
Utilities — 1.0%
Electric Utilities — 1.0%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	800,000	798,817
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	60,000	56,373
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	490,000	488,350 (c)

Total Utilities				1,343,540
Total Corporate Bonds & Notes (Cost — $23,916,175)				23,077,852
Collateralized Mortgage Obligations(j) — 14.1%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	270,247	270,431 (c)
BANK, 2018-BN15 B	4.663%	11/15/61	1,050,000	1,022,901 (d)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	213,025 (d)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.578%	8/19/38	617,602	616,979 (c)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.316%	10/15/38	749,000	735,790 (c)(d)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	10.097%	5/15/37	500,000	499,531 (c)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.569%	10/15/36	1,030,000	1,026,284 (c)(d)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	328,152
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	6.750%	6/19/31	2,452	2,431 (d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.741%	2/25/34	5,909	5,854 (d)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.374%	9/15/48	320,000	248,789 (c)(d)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	4.694%	11/25/35	77,532	65,963 (d)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	723,381	466,323
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. Term SOFR + 4.986%)	0.666%	11/25/35	2,841,480	146,948 (d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	4.954%	1/25/46	61,418	54,888 (d)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. Term SOFR + 5.186%)	0.866%	4/25/36	5,320,116	348,202 (d)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	1.066%	4/25/36	3,385,759	300,711 (d)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	1.166%	7/25/36	1,380,034	117,428 (d)
CSMC Trust, 2021-RPL1 A2	7.937%	9/27/60	905,970	931,740 (c)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	600,000	621,055 (c)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.884%	6/25/34	2,461	$2,279 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.379%	1/25/30	3,100,000	185,231 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K124 X1, IO	0.716%	12/25/30	13,398,423	457,453 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K150 X1, IO	0.310%	9/25/32	8,482,817	189,990 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K514 X1, IO	0.964%	12/25/28	4,997,693	168,073 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.652%	12/25/54	108,566	109,094 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.652%	12/25/54	105,564	106,083 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	303,667	302,053 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,064,660	1,966,536 (c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.453%	6/25/43	393,000	414,360 (c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.052%	7/25/43	370,000	383,583 (c)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	19,719	21,143
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.508%	2/25/36	25,145	17,927 (d)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	90,280	92,201 (c)(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	1,990,560	20 (d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.159%	2/16/48	162,270	673 (d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.589%	9/16/55	835,148	16,229 (d)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.141%	1/16/55	27,494,367	121,302 (d)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.615%	10/16/58	2,611,471	89,797 (d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.563%	7/16/58	423,772	11,429 (d)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	149,844	124,268
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,000,000	789,043
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	4.608%	11/19/46	60,280	44,730 (d)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	233,162	234,929 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	11.676%	12/15/36	2,173,000	163 (c)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.529%)	8.841%	11/15/38	640,000	634,836 (c)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (6.500% to 4/25/25 then 7.500%)	6.500%	4/25/61	1,266,607	1,266,902 (c)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	4.914%	11/25/46	7,436	9,881 (d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	4.874%	6/25/46	10,333	23,949 (d)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	5.782%	5/25/34	20,745	18,225 (d)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.853%	11/18/39	350,000	351,636 (c)(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.082%	10/15/54	6,312,067	290,524 (d)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	349,883	356,432 (c)(d)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	163,862
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	562,000	$364,450 (c)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	5.918%	8/25/36	38,571	36,474 (d)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.312%	2/15/39	631,817	617,496 (c)(d)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.750%	3/15/42	350,000	349,692 (c)(d)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	379,764	367,742
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,150,943	1,145,097 (c)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	4.928%	12/15/39	390,000	307,377 (c)(d)

Total Collateralized Mortgage Obligations (Cost — $23,915,766)				20,176,589
Asset-Backed Securities — 12.3%
720 East CLO Ltd., 2025-7A D1 (3 mo. Term SOFR + 2.550%)	6.867%	4/20/37	300,000	301,125 (c)(d)(k)
AASET, 2025-1A A	5.943%	2/16/50	250,000	255,321 (c)
AMMC CLO Ltd., 2020-23A D1R2 (3 mo. Term SOFR + 3.700%)	8.003%	4/17/35	280,000	280,811 (c)(d)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.802%	1/15/37	140,000	142,952 (c)(d)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.613%	4/20/35	280,000	281,530 (c)(d)
Bain Capital Credit CLO Ltd., 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	7.393%	4/19/34	360,000	362,049 (c)(d)
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	7.505%	10/20/30	250,000	251,098 (c)(d)
Barrow Hanley CLO Ltd., 2023-2A DR (3 mo. Term SOFR + 2.650%)	6.936%	10/20/35	350,000	351,312 (d)(k)
Birch Grove CLO Ltd., 19A D1RR (3 mo. Term SOFR + 3.850%)	8.153%	7/17/37	240,000	247,087 (c)(d)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.193%	10/20/37	260,000	265,025 (c)(d)
Carlyle US CLO Ltd., 2022-3A CR (3 mo. Term SOFR + 2.550%)	6.843%	4/20/37	340,000	344,609 (c)(d)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.571%	10/20/37	480,000	484,391 (c)(d)
CIFC Funding Ltd., 2015-1A CRR (3 mo. Term SOFR + 2.162%)	6.452%	1/22/31	400,000	400,934 (c)(d)
CIFC Funding Ltd., 2017-5A DR (3 mo. Term SOFR + 3.050%)	7.353%	7/17/37	230,000	234,015 (c)(d)
Clover CLO LLC, 2018-1A D1RR (3 mo. Term SOFR + 3.450%)	7.743%	4/20/37	340,000	346,674 (c)(d)
Cook Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.862%)	7.164%	4/17/30	250,000	251,597 (c)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	4.546%	4/15/37	469,207	438,528 (d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	1,829,824	1,619,385 (c)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.214%)	4.534%	8/25/36	302,095	94,736 (d)
Gallatin CLO Ltd., 2023-1A C1 (3 mo. Term SOFR + 3.850%)	8.137%	10/14/35	360,000	363,180 (c)(d)
GoldenTree Loan Management US CLO Ltd., 2019-6A DR2 (3 mo. Term SOFR + 2.450%)	6.767%	4/20/35	240,000	240,253 (c)(d)(k)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	7.642%	10/25/37	190,000	193,494 (c)(d)
Golub Capital Partners CLO Ltd., 2024-77A D1 (3 mo. Term SOFR + 2.700%)	6.996%	1/25/38	390,000	396,547 (c)(d)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122	1,065,876 (c)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.560%	4/28/37	320,000	328,109 (c)(d)
Jamestown CLO Ltd., 2019-1A BR (3 mo. Term SOFR + 2.500%)	6.793%	4/20/32	500,000	502,253 (c)(d)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.202%	7/15/36	180,000	181,451 (c)(d)
Magnetite Ltd., 2020-25A D (3 mo. Term SOFR + 3.562%)	7.862%	1/25/32	250,000	251,113 (c)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.954%	6/25/46	52,583	51,098 (c)(d)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	331,041	279,653 (c)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.492%	4/15/34	470,000	477,273 (c)(d)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.893%	8/26/34	350,000	352,471 (c)(d)
Nelnet Student Loan Trust, 2021-A APT2	1.360%	4/20/62	388,603	362,192 (c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A2	2.210%	11/20/50	165,194	150,533 (c)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.134%	10/15/34	360,000	$360,163 (c)(d)
Ocean Trails CLO Ltd., 2023-14A D1R (3 mo. Term SOFR + 3.100%)	7.393%	1/20/38	390,000	397,688 (c)(d)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	8.000%	4/26/36	270,000	271,900 (c)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.143%	7/19/37	290,000	293,247 (c)(d)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.743%	4/20/37	420,000	427,395 (c)(d)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.302%	4/15/31	520,000	522,699 (c)(d)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	6.852%	10/15/32	250,000	250,926 (c)(d)
Palmer Square Loan Funding Ltd., 2024-1A D (3 mo. Term SOFR + 4.900%)	9.202%	10/15/32	170,000	168,960 (c)(d)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.317%	4/20/38	340,000	341,411 (c)(d)(k)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	249,375	255,479 (c)
Sycamore Tree CLO Ltd., 2024-5A D1 (3 mo. Term SOFR + 4.250%)	8.543%	4/20/36	340,000	343,388 (c)(d)
TCW CLO Ltd., 2020-1A DR3 (3 mo. Term SOFR + 3.400%)	7.693%	4/20/34	390,000	389,969 (c)(d)
Tesla Sustainable Energy Trust, 2024-1A A3	5.290%	6/20/50	290,000	295,195 (c)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	354,219	342,891
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.993%	1/20/38	350,000	353,483 (c)(d)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.793%	4/20/37	310,000	317,054 (c)(d)

Total Asset-Backed Securities (Cost — $18,246,753)				17,480,523
U.S. Government & Agency Obligations — 9.2%
U.S. Government Obligations — 9.2%
U.S. Treasury Bonds	3.625%	8/15/43	570,000	505,274
U.S. Treasury Bonds	3.750%	11/15/43	3,600,000	3,244,640 (l)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	194,391
U.S. Treasury Bonds	4.750%	11/15/53	870,000	904,562
U.S. Treasury Bonds	4.625%	5/15/54	170,000	173,662
U.S. Treasury Bonds	4.500%	11/15/54	770,000	772,286
U.S. Treasury Notes	4.875%	11/30/25	550,000	552,622
U.S. Treasury Notes	3.375%	9/15/27	370,000	364,761
U.S. Treasury Notes	3.750%	12/31/28	2,420,000	2,398,778 (m)
U.S. Treasury Notes	4.000%	1/31/31	2,180,000	2,172,208
U.S. Treasury Notes	3.625%	9/30/31	1,510,000	1,469,655
U.S. Treasury Notes	4.250%	11/15/34	350,000	351,422

Total U.S. Government & Agency Obligations (Cost — $13,859,023)				13,104,261
Sovereign Bonds — 8.0%
Argentina — 0.7%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	15,928	11,635
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	680,000	402,035
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	846,715	562,007 (c)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	96,340	63,946 (b)
Total Argentina				1,039,623
Brazil — 3.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,542,000 BRL	2,130,870
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	14,057,000 BRL	1,935,101
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000 BRL	879,234
Total Brazil				4,945,205
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Colombia — 0.2%

Colombia Government International Bond, Senior Notes		5.000%	6/15/45	370,000	$258,610
Dominican Republic — 0.2%

Dominican Republic International Bond, Senior Notes		11.250%	9/15/35	15,700,000 DOP	270,185 (c)
India — 2.0%
India Government Bond, Senior Notes		5.790%	5/11/30	128,260,000 INR	1,413,087
India Government Bond, Senior Notes		7.260%	8/22/32	120,000,000 INR	1,415,466
Total India					2,828,553
Indonesia — 0.2%

Indonesia Government International Bond, Senior Notes		3.500%	1/11/28	290,000	281,170
Jamaica — 0.1%

Jamaica Government International Bond, Senior Notes		9.625%	11/3/30	30,000,000 JMD	199,747
Kenya — 0.5%
Republic of Kenya Government International Bond, Senior Notes		7.000%	5/22/27	400,000	400,188 (c)
Republic of Kenya Government International Bond, Senior Notes		9.500%	3/5/36	400,000	387,679 (c)(k)
Total Kenya					787,867
South Africa — 0.6%
Republic of South Africa Government Bond, Senior Notes		6.500%	2/28/41	24,880,000 ZAR	870,890

Total Sovereign Bonds (Cost — $13,186,379)					11,481,850
U.S. Treasury Inflation Protected Securities — 2.4%
U.S. Treasury Notes, Inflation Indexed (Cost — $3,451,865)		1.875%	7/15/34	3,369,464	3,401,032
Security				Shares	Value
Investments in Underlying Funds — 0.3%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $497,296)				16,200	$383,292
Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
3-Month SOFR Futures, Call @ $95.875		3/14/25	251	627,500	$6,275
3-Month SOFR Futures, Call @ $96.000		6/13/25	505	1,262,500	167,281
3-Month SOFR Futures, Call @ $97.000		12/11/26	120	300,000	103,500
SOFR 4-Year Mid-Curve Futures, Put @ $95.750		3/14/25	252	630,000	1,575
U.S. Treasury 10-Year Notes Futures, Call @ $111.000		3/21/25	11	11,000	8,594
U.S. Treasury 10-Year Notes Futures, Put @ $108.000		3/21/25	54	54,000	1,687
U.S. Treasury Long-Term Bonds Futures, Put @ $112.000		3/21/25	15	15,000	938

Total Exchange-Traded Purchased Options (Cost — $311,185)					289,850
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.288CNY(Cost — $5,159)	BNP Paribas SA	4/29/25	790,000	790,000	$2,188

Total Purchased Options (Cost — $316,344)					292,038
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines Inc., Term Loan (1 mo. Term SOFR + 7.000%) (Cost — $147,124)	11.322%	11/18/25	150,878	$151,067 (d)(g)(n)(o)
Total Investments before Short-Term Investments (Cost — $151,743,513)				143,942,665
Security	Rate		Shares	Value
Short-Term Investments — 20.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $28,814,154)	4.320%		28,814,154	$28,814,154 (p)(q)
Total Investments — 121.1% (Cost — $180,557,667)				172,756,819
Liabilities in Excess of Other Assets — (21.1)%				(30,158,240)
Total Net Assets — 100.0%				$142,598,579

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2025, the Fund held TBA securities with a total cost of $31,616,574.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	The coupon payment on this security is currently in default as of February 28, 2025.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.
(l)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(m)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $28,814,154 and the cost was $28,814,154 (Note 2).

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
DOP	—	Dominican Peso
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
ZAR	—	South African Rand
At February 28, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	3/14/25	$96.000	251	$627,500	$(4,706)
3-Month SOFR Futures, Call	6/13/25	96.250	253	632,500	(49,019)
3-Month SOFR Futures, Call	6/13/25	96.500	252	630,000	(34,650)
3-Month SOFR Futures, Call	6/13/25	97.500	542	1,355,000	(30,487)
3-Month SOFR Futures, Call	12/12/25	97.500	180	450,000	(47,250)
SOFR 2-Year Mid-Curve Futures, Put	3/14/25	95.875	252	630,000	(1,575)
U.S. Treasury 5-Year Notes Futures, Call	3/21/25	107.750	14	14,000	(8,203)
U.S. Treasury 5-Year Notes Futures, Call	3/21/25	108.000	14	14,000	(6,453)
U.S. Treasury 5-Year Notes Futures, Put	3/21/25	105.750	37	37,000	(578)
U.S. Treasury 10-Year Notes Futures, Call	3/21/25	110.500	16	16,000	(17,000)
U.S. Treasury 10-Year Notes Futures, Call	3/21/25	112.000	11	11,000	(4,297)
U.S. Treasury 10-Year Notes Futures, Put	4/25/25	108.000	27	27,000	(5,063)
U.S. Treasury Long-Term Bonds Futures, Put	4/25/25	110.000	15	15,000	(2,578)
Total Exchange-Traded Written Options (Premiums received — $451,434)					$(211,859)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	64	3/26	$15,413,928	$15,410,400	$(3,528)
3-Month SOFR	28	3/27	6,731,375	6,750,800	19,425
Australian 10-Year Bonds	84	3/25	5,975,259	5,917,174	(58,085)
U.S. Treasury 2-Year Notes	147	6/25	30,271,927	30,424,406	152,479
U.S. Treasury 5-Year Notes	423	6/25	45,335,023	45,657,563	322,540
U.S. Treasury Long-Term Bonds	212	6/25	24,439,707	25,035,875	596,168
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Total Return Unconstrained Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
United Kingdom Long Gilt Bonds	13	6/25	$1,513,767	$1,527,833	$14,066
					1,043,065
Contracts to Sell:
3-Month SOFR	37	3/25	8,862,597	8,846,469	16,128
Japanese 10-Year Bonds	17	3/25	16,000,043	15,784,303	215,740
U.S. Treasury 10-Year Notes	446	6/25	48,833,428	49,547,812	(714,384)
U.S. Treasury Ultra 10-Year Notes	96	6/25	10,705,896	10,968,000	(262,104)
U.S. Treasury Ultra Long-Term Bonds	155	6/25	18,698,514	19,239,375	(540,861)
					(1,285,481)
Net unrealized depreciation on open futures contracts					$(242,416)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	400,000	USD	68,390	Citibank N.A.	3/6/25	$(537)
BRL	450,000	USD	76,939	Citibank N.A.	3/6/25	(604)
BRL	600,000	USD	103,473	Citibank N.A.	3/6/25	(1,693)
BRL	1,120,000	USD	191,492	Citibank N.A.	3/6/25	(1,503)
BRL	1,300,000	USD	222,268	Citibank N.A.	3/6/25	(1,744)
BRL	1,490,000	USD	254,753	Citibank N.A.	3/6/25	(1,999)
BRL	1,516,686	USD	262,517	Citibank N.A.	3/6/25	(5,236)
BRL	24,520,828	USD	4,192,454	Citibank N.A.	3/6/25	(32,902)
BRL	28,444,142	USD	4,946,807	Citibank N.A.	3/6/25	(121,730)
USD	68,952	BRL	400,000	Citibank N.A.	3/6/25	1,098
USD	77,589	BRL	450,000	Citibank N.A.	3/6/25	1,254
USD	102,585	BRL	600,000	Citibank N.A.	3/6/25	805
USD	192,597	BRL	1,120,000	Citibank N.A.	3/6/25	2,608
USD	222,761	BRL	1,300,000	Citibank N.A.	3/6/25	2,238
USD	257,247	BRL	1,490,000	Citibank N.A.	3/6/25	4,493
USD	259,316	BRL	1,516,686	Citibank N.A.	3/6/25	2,035
USD	4,134,245	BRL	24,520,828	Citibank N.A.	3/6/25	(25,307)
USD	4,863,244	BRL	28,444,142	Citibank N.A.	3/6/25	38,167
BRL	150,000	USD	25,646	Goldman Sachs Group Inc.	3/6/25	(201)
BRL	190,000	USD	32,485	Goldman Sachs Group Inc.	3/6/25	(255)
BRL	940,000	USD	160,717	Goldman Sachs Group Inc.	3/6/25	(1,261)
USD	25,259	BRL	150,000	Goldman Sachs Group Inc.	3/6/25	(186)
USD	32,774	BRL	190,000	Goldman Sachs Group Inc.	3/6/25	544
USD	162,166	BRL	940,000	Goldman Sachs Group Inc.	3/6/25	2,711
USD	4,919,174	BRL	28,444,142	Citibank N.A.	4/2/25	124,536
USD	557,661	ZAR	10,470,000	JPMorgan Chase & Co.	4/15/25	201
AUD	693,943	USD	429,685	Bank of America N.A.	4/16/25	1,058
EUR	140,000	USD	146,291	Bank of America N.A.	4/16/25	(704)
EUR	140,000	USD	146,454	Bank of America N.A.	4/16/25	(866)
JPY	20,207,000	USD	131,504	Bank of America N.A.	4/16/25	3,475
USD	188,358	EUR	180,000	Bank of America N.A.	4/16/25	1,174
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	140,000	USD	146,387	BNP Paribas SA	4/16/25	$(800)
USD	89,651	CAD	128,544	BNP Paribas SA	4/16/25	610
USD	1,336,981	GBP	1,084,462	BNP Paribas SA	4/16/25	(27,000)
CHF	3,732	USD	4,134	Citibank N.A.	4/16/25	22
JPY	3,510,000	USD	22,884	Citibank N.A.	4/16/25	562
JPY	20,964,000	USD	135,489	Citibank N.A.	4/16/25	4,547
JPY	21,190,000	USD	138,181	Citibank N.A.	4/16/25	3,364
JPY	22,500,000	USD	146,408	Citibank N.A.	4/16/25	3,888
JPY	34,840,000	USD	232,440	Citibank N.A.	4/16/25	285
JPY	125,211,452	USD	799,584	Citibank N.A.	4/16/25	36,806
NZD	1,962,729	USD	1,107,961	Citibank N.A.	4/16/25	(8,568)
USD	3,645,365	INR	316,326,523	Citibank N.A.	4/16/25	42,943
USD	64,692	JPY	10,010,000	Citibank N.A.	4/16/25	(2,174)
USD	263,338	JPY	40,730,000	Citibank N.A.	4/16/25	(8,731)
USD	275,894	JPY	41,450,000	Citibank N.A.	4/16/25	(984)
USD	310,853	JPY	46,770,000	Citibank N.A.	4/16/25	(1,562)
USD	505,000	JPY	74,820,000	Citibank N.A.	4/16/25	5,216
USD	41,209	MXN	860,000	Citibank N.A.	4/16/25	(350)
USD	137,960	MXN	2,870,000	Citibank N.A.	4/16/25	(730)
USD	205,374	MXN	4,290,000	Citibank N.A.	4/16/25	(1,936)
USD	344,782	MXN	7,160,000	Citibank N.A.	4/16/25	(1,218)
EUR	130,000	USD	135,948	Goldman Sachs Group Inc.	4/16/25	(759)
CNH	250,000	USD	34,629	JPMorgan Chase & Co.	4/16/25	(262)
CNH	260,000	USD	36,047	JPMorgan Chase & Co.	4/16/25	(305)
CNH	430,000	USD	59,659	JPMorgan Chase & Co.	4/16/25	(547)
CNH	750,000	USD	103,931	JPMorgan Chase & Co.	4/16/25	(829)
CNH	2,500,000	USD	343,170	JPMorgan Chase & Co.	4/16/25	503
CNH	5,190,000	USD	717,391	JPMorgan Chase & Co.	4/16/25	(3,926)
MXN	4,198,905	USD	203,224	JPMorgan Chase & Co.	4/16/25	(316)
USD	3,028,595	CNH	22,228,373	JPMorgan Chase & Co.	4/16/25	(27,123)
EUR	90,000	USD	94,677	Morgan Stanley & Co. Inc.	4/16/25	(1,085)
EUR	240,000	USD	252,215	Morgan Stanley & Co. Inc.	4/16/25	(2,637)
MXN	4,493,000	USD	217,058	Morgan Stanley & Co. Inc.	4/16/25	62
MXN	8,544,319	USD	412,540	Morgan Stanley & Co. Inc.	4/16/25	356
MXN	21,027,866	USD	1,012,138	Morgan Stanley & Co. Inc.	4/16/25	4,013
USD	3,668,384	EUR	3,545,981	Morgan Stanley & Co. Inc.	4/16/25	(19,121)
USD	181,531	MXN	3,720,000	Morgan Stanley & Co. Inc.	4/16/25	1,766
USD	847,408	MXN	17,500,237	Morgan Stanley & Co. Inc.	4/16/25	1,726
CNH	1,824,838	USD	253,000	BNP Paribas SA	5/6/25	(1,872)
Net unrealized depreciation on open forward foreign currency contracts						$(16,497)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Total Return Unconstrained Fund
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
At February 28, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	27,166,000BRL	1/2/30	BRL-CDI**	14.755%**	$(25,254)	—	$(25,254)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$8,143,000	1/17/28	Daily SOFR Compound annually	4.100% annually	$72,642	$329	$72,313
	45,673,000	2/24/31	Daily SOFR Compound annually	4.040% annually	732,242	(21,732)	753,974
	39,884,000	11/30/31	4.060% annually	Daily SOFR Compound annually	(736,572)	55,758	(792,330)
	1,915,000	1/17/36	4.220% annually	Daily SOFR Compound annually	(67,065)	—	(67,065)
	4,263,000	2/24/56	3.990% annually	Daily SOFR Compound annually	(203,664)	(3,478)	(200,186)
Total	$99,878,000				$(202,417)	$30,877	$(233,294)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$9,362,000	12/20/29	5.000% quarterly	$716,469	$621,480	$94,989

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.43 Index	$8,330,000	12/20/29	1.000% quarterly	$(183,047)	$(171,459)	$(11,588)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$1,164,000	3/6/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$76,032	—	$76,032

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

 Western Asset Total Return Unconstrained Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	13.150%
Daily SOFR Compound	4.390%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$54,394,161	—	$54,394,161
Corporate Bonds & Notes:
Financials	—	4,332,026	$0 *	4,332,026
Other Corporate Bonds & Notes	—	18,745,826	—	18,745,826
Collateralized Mortgage Obligations	—	20,176,589	—	20,176,589
Asset-Backed Securities	—	17,480,523	—	17,480,523
U.S. Government & Agency Obligations	—	13,104,261	—	13,104,261
Sovereign Bonds	—	11,481,850	—	11,481,850
U.S. Treasury Inflation Protected Securities	—	3,401,032	—	3,401,032
Investments in Underlying Funds	$383,292	—	—	383,292
Purchased Options:
Exchange-Traded Purchased Options	289,850	—	—	289,850
OTC Purchased Options	—	2,188	—	2,188
Senior Loans	—	—	151,067	151,067
Total Long-Term Investments	673,142	143,118,456	151,067	143,942,665
Short-Term Investments†	28,814,154	—	—	28,814,154
Total Investments	$29,487,296	$143,118,456	$151,067	$172,756,819
Other Financial Instruments:
Futures Contracts††	$1,336,546	—	—	$1,336,546
Forward Foreign Currency Contracts††	—	$293,066	—	293,066
Centrally Cleared Interest Rate Swaps††	—	826,287	—	826,287
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	94,989	—	94,989
OTC Total Return Swaps	—	76,032	—	76,032
Total Other Financial Instruments	$1,336,546	$1,290,374	—	$2,626,920
Total	$30,823,842	$144,408,830	$151,067	$175,383,739

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$211,859	—	—	$211,859
Futures Contracts††	1,578,962	—	—	1,578,962
Forward Foreign Currency Contracts††	—	$309,563	—	309,563
OTC Interest Rate Swaps	—	25,254	—	25,254
Centrally Cleared Interest Rate Swaps††	—	1,059,581	—	1,059,581
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	11,588	—	11,588
Total	$1,790,821	$1,405,986	—	$3,196,807

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,400,677	$78,749,890	78,749,890	$74,336,413	74,336,413

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$702,745	—	$28,814,154

Western Asset Total Return Unconstrained Fund 2025 Quarterly Report